UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sabretooth Capital Management, LLC

Address:   405 Lexington Avenue
           50th Floor
           New York, NY 10174


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Benjamin Baker
Title:  Chief Financial Officer
Phone:  (212) 542-9198

Signature,  Place,  and  Date  of  Signing:

/s/ Benjamin Baker                 New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      123,566
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Sabretooth Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2                           Erez Kalir
----  --------------------  ----------------------------------------------------
3                           Craig Perry
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRGAS INC                   COM              009363102     7308   117,000 SH       DEFINED    1,2,3      117,000      0    0
ALERE INC                    COM              01449J105     2416    66,000 SH       DEFINED    1,2,3       66,000      0    0
ALLOS THERAPEUTICS INC       COM              019777101     7376 1,600,000 SH       DEFINED    1,2,3    1,600,000      0    0
AMAG PHARMACEUTICALS INC     COM              00163U106     1665    92,000 SH       DEFINED    1,2,3       92,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104    12006   900,000 SH       DEFINED    1,2,3      900,000      0    0
BANNER CORP                  COM              06652V109     1260   543,080 SH       DEFINED    1,2,3      543,080      0    0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305     1168    30,000 SH       DEFINED    1,2,3       30,000      0    0
CUBIST PHARMACEUTICALS INC   COM              229678107     4280   200,000 SH       DEFINED    1,2,3      200,000      0    0
CURRENCYSHARES EURO TR       EURO SHS         23130C108     3460    26,000     CALL DEFINED    1,2,3       26,000      0    0
CYPRESS BIOSCIENCE INC       COM PAR $.02     232674507     7517 1,160,000 SH       DEFINED    1,2,3    1,160,000      0    0
ETFS PALLADIUM TR            SH BEN INT       26923A106     4951    62,000 SH       DEFINED    1,2,3       62,000      0    0
FLAGSTAR BANCORP INC         COM NEW          337930507      815   500,000 SH       DEFINED    1,2,3      500,000      0    0
GENERAL MTRS CO              COM              37045V100    12164   330,000 SH       DEFINED    1,2,3      330,000      0    0
GRAFTECH INTL LTD            COM              384313102     2182   110,000 SH       DEFINED    1,2,3      110,000      0    0
ISHARES SILVER TRUST         ISHARES          46428Q109     1630    54,000     CALL DEFINED    1,2,3       54,000      0    0
ISIS PHARMACEUTICALS INC     COM              464330109     1305   129,000 SH       DEFINED    1,2,3      129,000      0    0
KEYCORP NEW                  COM              493267108     1106   125,000 SH       DEFINED    1,2,3      125,000      0    0
LIGAND PHARMACEUTICALS INC   COM NEW          53220K504     2141   240,000 SH       DEFINED    1,2,3      240,000      0    0
MASSEY ENERGY COMPANY        COM              576206106     4689    87,400 SH       DEFINED    1,2,3       87,400      0    0
MOSAIC CO                    COM              61945A107     2444    32,000 SH       DEFINED    1,2,3       32,000      0    0
NAVIOS MARITIME ACQUIS CORP  *W EXP 06/25/201 Y62159119      170   250,000 SH       DEFINED    1,2,3      250,000      0    0
OWENS ILL INC                COM NEW          690768403     4452   145,000 SH       DEFINED    1,2,3      145,000      0    0
QLT INC                      COM              746927102      367    50,000 SH       DEFINED    1,2,3       50,000      0    0
RADIAN GROUP INC             COM              750236101     4083   506,000 SH       DEFINED    1,2,3      506,000      0    0
REGIONS FINANCIAL CORP NEW   COM              7591EP100     2485   355,000 SH       DEFINED    1,2,3      355,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107     3260    23,500     CALL DEFINED    1,2,3       23,500      0    0
STILLWATER MNG CO            COM              86074Q102     4846   227,000 SH       DEFINED    1,2,3      227,000      0    0
SUPERGEN INC                 COM              868059106     2004   765,000 SH       DEFINED    1,2,3      765,000      0    0
SYNOVUS FINL CORP            COM              87161C105     2402   910,000 SH       DEFINED    1,2,3      910,000      0    0
TCF FINL CORP                COM              872275102     2444   165,000 SH       DEFINED    1,2,3      165,000      0    0
TERADYNE INC                 COM              880770102     2246   160,000 SH       DEFINED    1,2,3      160,000      0    0
TERRESTAR CORP               COM              881451108      759 5,460,000 SH       DEFINED    1,2,3    5,460,000      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102    12165   430,000 SH       DEFINED    1,2,3      430,000      0    0